RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($) $ in Thousands			6 Months Ended	12 Months Ended
	May 11, 2021	Jan. 31, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Related Party Transaction [Line Items]
Note payable to related party			$ 195	$ 193		$ 189
Mondee Group LLC
Related Party Transaction [Line Items]
Percentage of service fee	10.00%
Interest rate			2.33%	2.33%	3.00%
Notes Receivable, Term			10 years	10 years
Number of units secured			14,708	14,708
Related party borrowings					$ 5,000
CEO
Related Party Transaction [Line Items]
Interest rate			2.00%	2.00%
Note payable to related party			$ 195	$ 193		$ 189
LBF Travel Inc
Related Party Transaction [Line Items]
Interest rate		2.00%
Mike Melham
Related Party Transaction [Line Items]
Number of office spaces			2
Lease term			5 years